UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2010


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA GNMA TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2010


[LOGO OF USAA]
   USAA(R)

                                                 [GRAPHIC OF USAA GNMA TRUST(R)]

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       SEMIANNUAL REPORT
       USAA GNMA TRUST(R)
       FUND SHARES o ADVISER SHARES
       NOVEMBER 30, 2010

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

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FUND OBJECTIVE

HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

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TYPES OF INVESTMENTS

Normally invests at least 80% of the Fund's assets in GNMA securities backed by the full faith and credit of the U.S. government.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                           2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              9

INVESTMENT OVERVIEW                                                          10

FINANCIAL INFORMATION

    Portfolio of Investments                                                 17

    Notes to Portfolio of Investments                                        21

    Financial Statements                                                     23

    Notes to Financial Statements                                            26

EXPENSE EXAMPLE                                                              38

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"I EXPECT THE ECONOMY TO CONTINUE                  [PHOTO OF DANIEL S. McNAMARA]
ITS SLOW, LOW-GROWTH RECOVERY"

--------------------------------------------------------------------------------

NOVEMBER 2010

The six-month reporting period was eventful and unquestionably tumultuous. But despite the ups and downs, economic and market conditions improved.

When the period began in June, investors were grappling with a host of worries -- Greece's debt crisis, regulatory changes related to the health care, financial and energy industries, the May "flash crash" in the U.S. stock market, and BP's oil spill in the Gulf of Mexico. Concern about the sustainability of the economic recovery also dampened investor sentiment as it became apparent that previous economic growth had been the result of government stimulus spending, such as the cash for clunkers program and the first-time homebuyer tax credit, not self-sustaining private sector demand. Job growth also failed to materialize and unemployment remained high. However, inflation was muted, giving the Federal Reserve (the Fed) the latitude to keep short-term rates low in a range between zero and 0.25%.

By summer, some of these uncertainties had been resolved. Congress passed financial and health care legislation. The turmoil in Europe abated as the European Union bailed out Greece, and the stress tests on European banks suggested, perhaps prematurely, that they were stronger than previously believed. Corporate earnings, driven by surprisingly strong revenue growth, were better than expected. The Fed also telegraphed its intention to resume quantitative easing (QE2) in support of the U.S. economy. This suggested that short-term and overnight interest rates would remain low for a prolonged period, perhaps between 12 and 18 months.

The reduced uncertainty sparked a strong, broad-based rally across multiple asset classes, including U.S. and international equities, the emerging markets, fixed income, and precious metals and minerals. The rally continued as the Fed provided the details for QE2: the purchase of up to $600 billion in long-term U.S. Treasuries. Meanwhile, the mid-term elections turned out as many had anticipated with the Republicans taking control of the House of

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2  | USAA GNMA TRUST

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Representatives and the Democrats holding their majority in the Senate. It was widely believed that at the end of the day the Bush tax cuts would be extended in a compromise that could include all taxpayers.

Although new geopolitical concerns emerged in November, the markets generally ignored the news and continued to rally. The dollar, which had declined in anticipation of renewed quantitative easing, rebounded in response to questions about Ireland's solvency and tensions between North and South Korea.

On a more positive note, third-quarter U.S. gross domestic product was revised upwards and retailers reported strong November sales in advance of the holiday season, suggesting to some observers that the U.S. economic recovery could be gaining momentum despite persistently high unemployment. However, I expect the economy to continue its slow, low-growth recovery. Furthermore, given that bond yields are near historic lows, I think bond investors anticipate a prolonged period of low interest rates.

Under the circumstances, investors would be well-advised to be mindful of their time horizons and resist the temptation to stretch their risk tolerance in pursuit of higher returns. They should remain disciplined and stick to their investment plans. If you would like to revisit or refine YOUR plan, please call 800-531-8722 and speak to one of USAA's dedicated service representatives. They stand ready to help you -- free of charge.

Rest assured we will continue doing all we can to help you achieve your long-term financial goals. At USAA Investment Management Company, we have some of the finest investment professionals in the industry managing your assets. Thank you once again for the opportunity to serve your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

As interest rates rise, existing bond prices fall.

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGER'S COMMENTARY ON THE FUND

MARGARET "DIDI" WEINBLATT, Ph.D., CFA
USAA Investment Management Company          [PHOTO OF MARGARET "DIDI" WEINBLATT]

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o   HOW DID THE USAA GNMA TRUST (THE FUND SHARES) PERFORM DURING THE REPORTING
    PERIOD?

    For the six-month period ended November 30, 2010, the Fund Shares had a total return of 2.48%. This compares to the returns of 2.87% for the Lipper GNMA Funds Index, 3.25% for the Barclays Capital GNMA Index, and 2.85% for the Lipper GNMA Funds Average.

o   HOW DID GNMAs PERFORM COMPARED TO THE OTHER MAJOR FIXED-INCOME ASSET
    CLASSES?

    U.S. assets performed well as investors sought refuge from the European debt crisis. Because of their implicit U.S. government backing, GNMAs outperformed conventional mortgage-backed securities (MBS) during the reporting period. (Conventional mortgage-backed securities are those issued by Fannie Mae and Freddie Mac.) However, all MBS significantly underperformed corporate bonds and other risk asset classes, which benefited from investors' search for yield. GNMAs also outperformed duration-adjusted U.S. Treasuries, the only other asset class backed by the full faith and credit of the U.S. government.

    Refer to pages 13 and 15 for benchmark definitions.

    Past performance is no guarantee of future results.

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4  | USAA GNMA TRUST
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                   o HISTORICAL YIELD CURVES FOR TREASURIES o

                [CHART OF HISTORICAL YIELD CURVES FOR TREASURIES]

                        6/01/10                11/30/10                 CHANGE
                       ---------              ---------               ---------
3 MONTH                  0.146%                 0.155%                  0.0091%
6 MONTH                  0.211                  0.193                  -0.0183
 1 YEAR                  0.313                  0.257                  -0.0560
 2 YEAR                  0.766                  0.453                  -0.3130
 3 YEAR                  1.207                  0.698                  -0.5093
 5 YEAR                  2.055                  1.466                  -0.5894
 7 YEAR                  2.715                  2.153                  -0.5621
10 YEAR                  3.259                  2.797                  -0.4624
30 YEAR                  4.179                  4.110                  -0.0686

                                 [END CHART]

    Source: Bloomberg L.P.

o   WHAT LED TO THE FUND'S RELATIVE UNDERPERFORMANCE?

    We would prefer to make purchases when prevailing interest rates are higher and sell when rates are lower (bond prices and yields move in opposite directions). This conservative yet opportunistic strategy has proven advantageous over time. However, interest rates were at historic lows during the reporting period and we were reluctant to deploy the Fund's cash holdings until rates increased. Although we put some of the Fund's cash to work through opportunistic buying,

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

    the portfolio's relative performance was hampered by a larger-than-normal position in cash equivalents.

    We expected interest rates to rise after the Federal Reserve Board (the
    Fed) ended its first round of quantitative easing programs, which included a $1.25 trillion purchase program for Fannie Mae, Freddie Mac, and Ginnie Mae mortgage-backed securities (GNMAs). However, no sooner had those programs ended than the Fed began to hint at further purchases of government securities. Ultimately, the Fed announced it would buy up to $600 billion in long-term Treasury bonds in its second quantitative easing
    (QE2) program, but that still served to keep interest rates at low levels. In addition, the Fed announced that it would also reinvest the mortgage interest and principal it receives into U.S. Treasury securities.

o   WHAT OTHER FACTORS AFFECTED PERFORMANCE?

    Although we reduced the Fund's cash levels by investing primarily in 30-year GNMAs, our efforts were dampened by the high level of prepayments the Fund received during the reporting period. Heavy prepayments hurt performance because they forced us to reinvest in today's lower-yielding securities. The prepayments came not only as a result of programs that allowed homeowners to refinance their mortgages at today's lower rates but also because of defaults and buy-backs of delinquent mortgages. In the event of a default or a buy-back of delinquent mortgages, investors in these securities receive back their principal at the securities' par value.

    Proposals that would allow even more homeowners to refinance their higher-coupon mortgages at lower yields weighed heavily on the MBS market. First, because higher-coupon mortgages are valued at a premium to their par value, the investor could lose the premium.

    Fund and Adviser Shares of the USAA GNMA Trust are not individually backed by the full faith and credit of the U.S. government.

    You will find a complete list of securities that the Fund owns on pages
    17-20.

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6  | USAA GNMA TRUST

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                             COUPON RATE COMPOSITION
                 o OF MORTGAGE OBLIGATIONS IN USAA GNMA TRUST o

                      [CHART OF COUPON RATE COMPOSITION OF
                    MORTGAGE OBLIGATIONS IN USAA GNMA TRUST]

                                                                PERCENT OF TOTAL
COUPON RATE(%)                                                    MARKET VALUE
     4.00                                                              4
     4.50                                                             32
     5.00                                                             10
     5.50                                                             29
     6.00                                                             19
     6.50                                                              4
     6.75                                                              0*
     7.00                                                              1
     7.50                                                              0*
     8.00                                                              0*
     8.50                                                              0*
     9.00                                                              0*

                               AVERAGE COUPON RATE
                                 5.22% (NOV 2010)

                                   [END CHART]

                            *Represents less than 1%.

Second, it seemed unlikely that homeowners with lower-coupon mortgages would ever want to refinance from record low rates. This would make lower-coupon MBS longer-term investments than they have been historically, and hence more sensitive to rising interest rates.

The Fund benefited from our purchases of 30-year GNMAs. However, the Fund has an overweight in 15-year mortgages (relative to the Barclays Capital GNMA Index), which have less interest rate sensitivity than 30-year mortgages. As a result, they underperformed as interest rates fell during the reporting period.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  7

================================================================================

o   WHAT IS YOUR VIEW AHEAD?

    In contrast to the stock market, which seemed optimistic during the reporting period, the bond market appears to be anticipating an extended period of slow economic growth. Going forward, we will strive to provide steady income while managing against numerous risks and looking for opportunities to invest at more advantageous yields. Your Fund's long-term record shows it has provided good returns with relatively low volatility, performing well even in the depths of the financial crisis when "return of capital" was more important than "return on capital." We will continue working hard to reward your faith in us. Thank you for the opportunity to serve your investment needs.

    While the value of the GNMA Trust's Fund Shares and Adviser Shares are not guaranteed by the U.S. Government, the Trust endeavors to maintain low-to-moderate fluctuation of share price.

================================================================================

8  | USAA GNMA TRUST

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FUND RECOGNITION

USAA GNMA TRUST FUND SHARES

--------------------------------------------------------------------------------

                            LIPPER LEADERS (OVERALL)

                               [5]              [5]

                          PRESERVATION        EXPENSE

The GNMA Trust Fund is listed as a Lipper Leader for Preservation among 4,264 fixed-income funds and for Expense among 59 funds within the Lipper U.S. Mortgage category for the overall period ended November 30, 2010. The Fund Shares received a Lipper Leader rating for Preservation among 3,652 and 2,527 fixed-income funds for the five- and 10-year periods, respectively. The Fund Shares received a Lipper Leader rating for Expense among 56 and 49 fixed-income funds for the five- and 10-year periods, respectively. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class, as of November 30, 2010. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of November 30, 2010.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Preservation and Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All Rights Reserved.

================================================================================

                                                           FUND RECOGNITION |  9

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INVESTMENT OVERVIEW

USAA GNMA TRUST FUND SHARES (Ticker Symbol: USGNX)

--------------------------------------------------------------------------------
                                       11/30/10                      5/31/10
--------------------------------------------------------------------------------
Net Assets                          $622.3 Million               $609.9 Million
Net Asset Value Per Share               $10.25                       $10.19

--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/10
--------------------------------------------------------------------------------
5/31/10 to 11/30/10*            1 Year            5 Years            10 Years
       2.48%                    4.69%              6.04%               5.50%

--------------------------------------------------------------------------------
30-DAY SEC YIELD** AS OF 11/30/10                             EXPENSE RATIO***
--------------------------------------------------------------------------------
              3.78%                                                 0.43%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

**CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED OCTOBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA GNMA TRUST

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED NOVEMBER 30, 2010

--------------------------------------------------------------------------------
                   TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 Years               5.50%        =          4.98%          +         0.52%
5 Years                6.04%        =          4.55%          +         1.49%
1 Year                 4.69%        =          3.80%          +         0.89%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDED NOVEMBER 30, 2010

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

--------------------------------------------------------------------------------
                  TOTAL RETURN        DIVIDEND RETURN      CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
11/30/2001             9.90%                6.61%                   3.29%
11/30/2002             7.02                 5.73                    1.29
11/30/2003             2.47                 5.02                   -2.55
11/30/2004             3.73                 4.84                   -1.11
11/30/2005             1.94                 4.90                   -2.96
11/30/2006             5.55                 5.02                    0.53
11/30/2007             6.10                 4.95                    1.15
11/30/2008             5.64                 4.71                    0.93
11/30/2009             8.31                 4.32                    3.99
11/30/2010             4.69                 3.80                    0.89

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

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                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                              USAA GNMA TRUST                      LIPPER GNMA
                                FUND SHARES                       FUNDS AVERAGE
                              ---------------                     -------------
11/30/2001                         6.15%                              5.62%
11/30/2002                         5.48                               4.75
11/30/2003                         5.14                               4.04
11/30/2004                         4.81                               4.02
11/30/2005                         5.02                               4.12
11/30/2006                         4.81                               4.64
11/30/2007                         4.66                               4.64
11/30/2008                         4.53                               4.48
11/30/2009                         4.01                               4.01
11/30/2010                         3.68                               3.50

                                 [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 11/30/01 to 11/30/10.

The Lipper GNMA Funds Average is an average performance level of all GNMA funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

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12  | USAA GNMA TRUST

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  BARCLAYS CAPITAL          LIPPER GNMA          USAA GNMA TRUST
                     GNMA INDEX             FUNDS INDEX            FUND SHARES
11/30/00             $10,000.00              $10,000.00             $10,000.00
12/31/00              10,141.72               10,143.36              10,165.94
01/31/01              10,306.94               10,297.65              10,319.26
02/28/01              10,353.10               10,349.75              10,395.63
03/31/01              10,414.99               10,401.10              10,470.14
04/30/01              10,432.72               10,401.38              10,442.28
05/31/01              10,518.84               10,472.07              10,498.49
06/30/01              10,549.68               10,497.51              10,512.02
07/31/01              10,730.22               10,692.42              10,718.66
08/31/01              10,808.68               10,772.14              10,814.45
09/30/01              10,955.23               10,915.34              10,968.22
10/31/01              11,100.52               11,054.70              11,131.19
11/30/01              11,008.10               10,949.25              10,990.16
12/31/01              10,975.16               10,895.87              10,892.60
01/31/02              11,085.20               11,006.69              11,004.70
02/28/02              11,198.49               11,124.99              11,140.64
03/31/02              11,092.44               11,008.97              10,980.33
04/30/02              11,287.45               11,201.40              11,209.38
05/31/02              11,361.62               11,274.79              11,320.66
06/30/02              11,452.56               11,362.98              11,402.52
07/31/02              11,586.10               11,492.61              11,528.83
08/31/02              11,666.98               11,582.41              11,647.56
09/30/02              11,762.76               11,675.71              11,742.01
10/31/02              11,800.73               11,701.16              11,762.43
11/30/02              11,811.64               11,703.35              11,761.69
12/31/02              11,929.24               11,829.29              11,898.58
01/31/03              11,959.87               11,857.82              11,927.55
02/28/03              12,020.60               11,923.34              11,987.85
03/31/03              12,029.00               11,918.20              11,986.53
04/30/03              12,057.63               11,946.86              12,026.74
05/31/03              12,058.05               11,960.60              12,053.55
06/30/03              12,094.66               11,980.67              12,064.40
07/31/03              11,895.25               11,740.31              11,813.46
08/31/03              11,972.56               11,811.33              11,886.24
09/30/03              12,145.54               12,006.22              12,077.42
10/31/03              12,113.75               11,956.93              12,031.41
11/30/03              12,155.19               11,995.03              12,052.11
12/31/03              12,269.53               12,078.68              12,137.96
01/31/04              12,330.79               12,142.18              12,198.86
02/29/04              12,412.83               12,217.06              12,270.62
03/31/04              12,463.91               12,256.65              12,320.21
04/30/04              12,267.54               12,052.82              12,138.03
05/31/04              12,241.84               12,022.38              12,099.18
06/30/04              12,350.83               12,107.02              12,198.91
07/31/04              12,450.90               12,208.38              12,285.92
08/31/04              12,624.10               12,373.35              12,432.30
09/30/04              12,650.32               12,363.40              12,454.73
10/31/04              12,750.19               12,444.38              12,529.13
11/30/04              12,720.08               12,409.85              12,502.04
12/31/04              12,803.58               12,476.50              12,555.02
01/31/05              12,876.17               12,548.93              12,614.89
02/28/05              12,835.26               12,503.65              12,575.42
03/31/05              12,810.61               12,478.15              12,548.81
04/30/05              12,940.69               12,596.79              12,666.87
05/31/05              13,034.15               12,678.47              12,743.48
06/30/05              13,072.44               12,705.97              12,769.69
07/31/05              13,023.14               12,654.85              12,730.37
08/31/05              13,130.77               12,760.32              12,835.80
09/30/05              13,078.42               12,693.94              12,773.10
10/31/05              13,021.67               12,631.48              12,717.22
11/30/05              13,048.95               12,666.79              12,744.60
12/31/05              13,213.95               12,807.78              12,895.20
01/31/06              13,257.17               12,838.35              12,932.21
02/28/06              13,284.03               12,861.36              12,945.21
03/31/06              13,198.95               12,774.64              12,880.40
04/30/06              13,154.48               12,724.20              12,822.19
05/31/06              13,127.94               12,690.52              12,794.67
06/30/06              13,143.46               12,691.76              12,793.02
07/31/06              13,329.45               12,858.86              12,964.76
08/31/06              13,534.22               13,045.00              13,140.64
09/30/06              13,614.57               13,125.89              13,235.14
10/31/06              13,708.35               13,211.46              13,326.46
11/30/06              13,838.64               13,334.90              13,448.36
12/31/06              13,822.59               13,304.39              13,433.30
01/31/07              13,822.69               13,300.30              13,425.61
02/28/07              13,990.43               13,461.68              13,591.94
03/31/07              14,020.75               13,479.40              13,604.02
04/30/07              14,095.33               13,544.37              13,669.91
05/31/07              14,024.42               13,462.24              13,594.34
06/30/07              13,943.86               13,391.32              13,521.21
07/31/07              14,057.46               13,509.47              13,617.92
08/31/07              14,219.64               13,651.25              13,779.63
09/30/07              14,325.80               13,747.38              13,858.62
10/31/07              14,482.63               13,884.00              13,987.22
11/30/07              14,774.46               14,144.52              14,268.20
12/31/07              14,786.95               14,155.15              14,278.52
01/31/08              15,039.13               14,382.28              14,525.63
02/29/08              15,106.37               14,455.68              14,600.13
03/31/08              15,153.68               14,477.45              14,652.33
04/30/08              15,144.97               14,457.54              14,633.09
05/31/08              15,058.22               14,376.13              14,540.15
06/30/08              15,058.74               14,383.21              14,548.40
07/31/08              15,058.74               14,387.68              14,543.38
08/31/08              15,245.89               14,495.31              14,676.81
09/30/08              15,319.63               14,495.10              14,771.81
10/31/08              15,116.33               14,221.18              14,586.18
11/30/08              15,658.78               14,585.48              15,069.12
12/31/08              15,951.24               14,894.52              15,312.18
01/31/09              15,938.97               14,940.94              15,320.64
02/28/09              16,035.16               15,062.54              15,422.46
03/31/09              16,289.34               15,351.09              15,648.74
04/30/09              16,330.46               15,443.15              15,671.23
05/31/09              16,356.58               15,522.10              15,708.02
06/30/09              16,340.11               15,567.62              15,713.78
07/31/09              16,518.13               15,783.70              15,864.18
08/31/09              16,623.87               15,909.17              15,974.78
09/30/09              16,748.17               16,031.78              16,057.34
10/31/09              16,852.55               16,162.17              16,156.19
11/30/09              17,071.58               16,358.83              16,321.85
12/31/09              16,807.86               16,159.35              16,150.20
01/31/10              17,019.13               16,381.90              16,322.12
02/28/10              17,098.54               16,437.95              16,354.38
03/31/10              17,125.61               16,458.97              16,370.91
04/30/10              17,244.25               16,591.62              16,475.96
05/31/10              17,472.31               16,809.13              16,673.60
06/30/10              17,692.39               16,995.95              16,824.72
07/31/10              17,895.06               17,141.52              16,978.69
08/31/10              17,946.88               17,169.94              16,981.04
09/30/10              17,872.82               17,107.12              16,934.95
10/31/10              18,064.89               17,283.09              17,102.61
11/30/10              18,040.66               17,292.07              17,087.22

                                   [END CHART]

                         Data from 11/30/00 to 11/30/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA GNMA Trust Fund Shares to the following benchmarks:

o The unmanaged Barclays Capital GNMA Index covers the mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).

o The unmanaged Lipper GNMA Funds Index tracks the total return performance of the 10 largest funds within the Lipper GNMA Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

USAA GNMA TRUST ADVISER SHARES* (Ticker Symbol: UAGNX)


--------------------------------------------------------------------------------
                                                                    11/30/10
--------------------------------------------------------------------------------

Net Assets                                                        $5.0 Million
Net Asset Value Per Share                                            $10.25


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 11/30/10
--------------------------------------------------------------------------------
                            Since Inception 8/01/10**

                                      0.57%


--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------

Before Reimbursement       1.05%                   After Reimbursement    0.90%


*The USAA GNMA Trust Adviser Shares (Adviser Shares) commenced operations on August 1, 2010, and do not have a full calendar year of performance.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH OCTOBER 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.90% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER OCTOBER 1, 2011.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

14  | USAA GNMA TRUST

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     LIPPER GNMA         BARCLAYS CAPITAL        USAA GNMA TRUST
                     FUNDS INDEX            GNMA INDEX            ADVISER SHARES
07/31/10             $10,000.00              $10,000.00             $10,000.00
08/31/10              10,016.58               10,028.96              10,006.39
09/30/10               9,979.93                9,987.57               9,975.26
10/31/10              10,082.59               10,094.91              10,060.12
11/30/10              10,087.83               10,081.36              10,056.88

                                   [END CHART]

                         *Data from 7/31/10 to 11/30/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA GNMA Trust Adviser Shares to the following benchmarks:

o The unmanaged Lipper GNMA Funds Index tracks the total return performance of the 10 largest funds within the Lipper GNMA Funds category.

o The unmanaged Barclays Capital GNMA Index covers the mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the Barclays Capital GNMA Index and the Lipper GNMA Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                       o ASSET ALLOCATION -- 11/30/2010 o

                         [PIE CHART OF ASSET ALLOCATION]

30-YEAR FIXED-RATE SINGLE-FAMILY MORTGAGES*                                79.1%
15-YEAR FIXED-RATE SINGLE-FAMILY MORTGAGES*                                 8.7%
MONEY MARKET INSTRUMENTS                                                    5.8%
OTHER U.S. GOVERNMENT GUARANTEED SECURITIES                                 4.7%
COLLATERALIZED MORTGAGE OBLIGATIONS                                         1.4%

                                   [END CHART]

* Combined in the portfolio of investments under mortgage-backed pass-through securities, single-family.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 17-20.

================================================================================

16  | USAA GNMA TRUST

================================================================================

PORTFOLIO OF INVESTMENTS

--------------------------------------------------------------------------------

PRINCIPAL                                                                             MARKET
AMOUNT                                                     COUPON                      VALUE
(000)       SECURITY                                        RATE      MATURITY         (000)
--------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY ISSUES (93.9%)(a)

            MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (87.8%)
$ 4,957     Government National Mortgage Assn. I            4.00%     7/15/2040      $ 5,093
  3,932     Government National Mortgage Assn. I            4.00      8/15/2040        4,049
 14,956     Government National Mortgage Assn. I            4.00      9/15/2040       15,366
  4,830     Government National Mortgage Assn. I            4.50      5/15/2024        5,142
  7,295     Government National Mortgage Assn. I            4.50      9/15/2024        7,767
  5,378     Government National Mortgage Assn. I            4.50      9/15/2024        5,726
  6,024     Government National Mortgage Assn. I            4.50     10/15/2024        6,414
  5,659     Government National Mortgage Assn. I            4.50     10/15/2024        6,025
 19,066     Government National Mortgage Assn. I            4.50      9/15/2039       20,131
  9,646     Government National Mortgage Assn. I            4.50     11/15/2039       10,209
 14,462     Government National Mortgage Assn. I            4.50     12/15/2039       15,306
 47,993     Government National Mortgage Assn. I            4.50      2/15/2040       50,792
 13,682     Government National Mortgage Assn. I            4.50      3/15/2040       14,398
 23,209     Government National Mortgage Assn. I            4.50      6/15/2040       24,424
  4,998     Government National Mortgage Assn. I            5.00      2/15/2039        5,363
  2,390     Government National Mortgage Assn. I            5.50     12/15/2018        2,605
 13,960     Government National Mortgage Assn. I            5.50     10/15/2033       15,262
  5,416     Government National Mortgage Assn. I            5.50     12/15/2033        5,921
  2,812     Government National Mortgage Assn. I            5.50      7/15/2034        3,095
  9,876     Government National Mortgage Assn. I            5.50     10/15/2035       10,786
  6,197     Government National Mortgage Assn. I            5.50      3/15/2038        6,744
  8,085     Government National Mortgage Assn. I            5.50      4/15/2038        8,879
 17,883     Government National Mortgage Assn. I            5.50      6/15/2039       19,460
  2,116     Government National Mortgage Assn. I            6.00     12/15/2016        2,299
  2,461     Government National Mortgage Assn. I            6.00      8/15/2022        2,691
  1,476     Government National Mortgage Assn. I            6.00      4/15/2028        1,633
    470     Government National Mortgage Assn. I            6.00     11/15/2028          524
  1,084     Government National Mortgage Assn. I            6.00      2/15/2029        1,208
    869     Government National Mortgage Assn. I            6.00      7/15/2029          963
  1,207     Government National Mortgage Assn. I            6.00      5/15/2032        1,345
  3,906     Government National Mortgage Assn. I            6.00      1/15/2033        4,353
  1,145     Government National Mortgage Assn. I            6.00      2/15/2033        1,276
  1,275     Government National Mortgage Assn. I            6.00      7/15/2033        1,421
    772     Government National Mortgage Assn. I            6.00      9/15/2033          860
  3,046     Government National Mortgage Assn. I            6.00      3/15/2037        3,362
  4,706     Government National Mortgage Assn. I            6.00      9/15/2037        5,194
  7,129     Government National Mortgage Assn. I            6.00      5/15/2038        7,938
  3,112     Government National Mortgage Assn. I            6.00      5/15/2038        3,450
  2,775     Government National Mortgage Assn. I            6.00      9/15/2038        3,063
  5,405     Government National Mortgage Assn. I            6.00     10/15/2038        5,964

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------
PRINCIPAL                                                                             MARKET
AMOUNT                                                     COUPON                      VALUE
(000)       SECURITY                                        RATE      MATURITY         (000)
--------------------------------------------------------------------------------------------
$ 4,953     Government National Mortgage Assn. I            6.00%    12/15/2038     $  5,465
    356     Government National Mortgage Assn. I            6.50      5/15/2028          410
    326     Government National Mortgage Assn. I            6.50      5/15/2028          376
    351     Government National Mortgage Assn. I            6.50      7/15/2028          405
    174     Government National Mortgage Assn. I            6.50      9/15/2028          201
  1,038     Government National Mortgage Assn. I            6.50     11/15/2028        1,198
     37     Government National Mortgage Assn. I            6.50      1/15/2029           42
     48     Government National Mortgage Assn. I            6.50      1/15/2029           55
    732     Government National Mortgage Assn. I            6.50      3/15/2031          838
    985     Government National Mortgage Assn. I            6.50     10/15/2031        1,128
    679     Government National Mortgage Assn. I            6.50      1/15/2032          775
    221     Government National Mortgage Assn. I            6.50      3/15/2032          252
    939     Government National Mortgage Assn. I            6.50      8/15/2032        1,072
  4,000     Government National Mortgage Assn. I            6.50      9/15/2032        4,583
     70     Government National Mortgage Assn. I            6.75      5/15/2028           81
    141     Government National Mortgage Assn. I            6.75      5/15/2028          162
     75     Government National Mortgage Assn. I            7.00      4/15/2027           86
    621     Government National Mortgage Assn. I            7.00      5/15/2027          715
     60     Government National Mortgage Assn. I            7.00      6/15/2028           69
     33     Government National Mortgage Assn. I            7.00      7/15/2028           38
    104     Government National Mortgage Assn. I            7.00      8/15/2028          120
    181     Government National Mortgage Assn. I            7.00      8/15/2028          209
    157     Government National Mortgage Assn. I            7.00      9/15/2028          181
    990     Government National Mortgage Assn. I            7.00      5/15/2029        1,143
  1,007     Government National Mortgage Assn. I            7.00      6/15/2029        1,162
    521     Government National Mortgage Assn. I            7.00      8/15/2031          602
    258     Government National Mortgage Assn. I            7.00      9/15/2031          299
    334     Government National Mortgage Assn. I            7.00     10/15/2031          387
    131     Government National Mortgage Assn. I            7.00      6/15/2032          152
    507     Government National Mortgage Assn. I            7.00      7/15/2032          585
    258     Government National Mortgage Assn. I            7.50      2/15/2028          298
     53     Government National Mortgage Assn. I            7.50      3/15/2029           61
    111     Government National Mortgage Assn. I            7.50      4/15/2029          128
     71     Government National Mortgage Assn. I            7.50      7/15/2029           82
    334     Government National Mortgage Assn. I            7.50     10/15/2029          387
    156     Government National Mortgage Assn. I            7.50     10/15/2029          180
     57     Government National Mortgage Assn. I            7.50     12/15/2030           66
     63     Government National Mortgage Assn. I            7.50      1/15/2031           73
    102     Government National Mortgage Assn. I            7.50     11/15/2031          119
     14     Government National Mortgage Assn. I            8.00      1/15/2022           17
    149     Government National Mortgage Assn. I            8.00      6/15/2023          175
    272     Government National Mortgage Assn. I            8.00      5/15/2027          322
    160     Government National Mortgage Assn. I            8.00      7/15/2030          190
     84     Government National Mortgage Assn. I            8.00      9/15/2030          101
     31     Government National Mortgage Assn. I            8.50      6/15/2021           36

================================================================================

18  | USAA GNMA TRUST

================================================================================

--------------------------------------------------------------------------------------------
PRINCIPAL                                                                             MARKET
AMOUNT                                                     COUPON                      VALUE
(000)       SECURITY                                        RATE      MATURITY         (000)
--------------------------------------------------------------------------------------------
$    10     Government National Mortgage Assn. I            8.50%     7/15/2022     $     10
    104     Government National Mortgage Assn. I            9.00      7/15/2021          122
 12,285     Government National Mortgage Assn. II           4.50      4/20/2024       13,031
  6,501     Government National Mortgage Assn. II           5.00      5/20/2033        7,027
  7,555     Government National Mortgage Assn. II           5.00      7/20/2033        8,166
  5,120     Government National Mortgage Assn. II           5.00      6/20/2034        5,529
 14,835     Government National Mortgage Assn. II           5.00      9/20/2035       16,003
  6,431     Government National Mortgage Assn. II           5.00      2/20/2037        6,914
  1,584     Government National Mortgage Assn. II           5.50      4/20/2033        1,727
  5,563     Government National Mortgage Assn. II           5.50      3/20/2034        6,059
 21,059     Government National Mortgage Assn. II           5.50      2/20/2035       22,917
 18,191     Government National Mortgage Assn. II           5.50      4/20/2035       19,795
 10,165     Government National Mortgage Assn. II           5.50      7/20/2035       11,062
  7,057     Government National Mortgage Assn. II           5.50      1/20/2037        7,659
    769     Government National Mortgage Assn. II           6.00      3/20/2031          851
  1,919     Government National Mortgage Assn. II           6.00      8/20/2032        2,125
  1,563     Government National Mortgage Assn. II           6.00      9/20/2032        1,730
  1,632     Government National Mortgage Assn. II           6.00     10/20/2033        1,806
  1,212     Government National Mortgage Assn. II           6.00     12/20/2033        1,340
  5,028     Government National Mortgage Assn. II           6.00      2/20/2034        5,570
  4,640     Government National Mortgage Assn. II           6.00      3/20/2034        5,141
  3,899     Government National Mortgage Assn. II           6.00      9/20/2034        4,309
  9,460     Government National Mortgage Assn. II           6.00     10/20/2034       10,480
  2,175     Government National Mortgage Assn. II           6.00     11/20/2034        2,406
  5,091     Government National Mortgage Assn. II           6.00      5/20/2036        5,616
    309     Government National Mortgage Assn. II           6.50      5/20/2031          353
    251     Government National Mortgage Assn. II           6.50      7/20/2031          287
    706     Government National Mortgage Assn. II           6.50      8/20/2031          808
  1,066     Government National Mortgage Assn. II           6.50      4/20/2032        1,216
  1,019     Government National Mortgage Assn. II           6.50      6/20/2032        1,160
  3,558     Government National Mortgage Assn. II           6.50      8/20/2034        4,036
    902     Government National Mortgage Assn. II           7.00      9/20/2030        1,023
    130     Government National Mortgage Assn. II           7.50      4/20/2031          151
     43     Government National Mortgage Assn. II           8.00     12/20/2022           51
    893     Government National Mortgage Assn. II           8.00      8/20/2030        1,060
  7,310     Fannie Mae(+)                                   5.00     12/01/2035        7,777
  5,090     Fannie Mae(+)                                   5.50     11/01/2037        5,477
    435     Fannie Mae(+)                                   6.00      2/01/2017          476
  8,914     Fannie Mae(+)                                   6.00      5/01/2038        9,709
    382     Fannie Mae(+)                                   6.50     10/01/2016          418
    513     Fannie Mae(+)                                   6.50     12/01/2016          562
  1,589     Freddie Mac(+)                                  5.00      1/01/2021        1,701
  5,219     Freddie Mac(+)                                  5.50     12/01/2035        5,635
                                                                                    --------
                                                                                     550,822
                                                                                    --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------
PRINCIPAL                                                                             MARKET
AMOUNT                                                      COUPON                     VALUE
(000)       SECURITY                                         RATE     MATURITY         (000)
--------------------------------------------------------------------------------------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (1.4%)
$ 8,230     Government National Mortgage Assn. I            5.50%     3/16/2032     $  8,671
                                                                                    --------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (4.7%)
  5,000     Bank of America Corp., FDIC TLGP                0.49(b)   6/22/2012        5,015
  5,000     JPMorgan Chase & Co., FDIC TLGP                 0.54(b)  12/26/2012        5,033
  5,000     JPMorgan Chase & Co., FDIC TLGP                 0.67(b)   6/22/2012        5,034
  4,000     MetLife, Inc., FDIC TLGP                        0.61(b)   6/29/2012        4,029
  5,000     State Street Corp., FDIC TLGP                   0.49(b)   9/15/2011        5,009
  5,000     Union Bank N.A., FDIC TLGP                      0.49(b)   3/16/2012        5,012
                                                                                    --------
                                                                                      29,132
                                                                                    --------
            Total U.S. Government Agency Issues (cost: $553,885)                     588,625
                                                                                    --------

            MONEY MARKET INSTRUMENTS (5.8%)

            REPURCHASE AGREEMENTS (5.8%)
 36,497     Credit Suisse First Boston, LLC, 0.23%, acquired on
               11/30/2010 and due on 12/01/2010 at $36,497
               (collateralized by $35,029 of Government National
               Mortgage Assn. I(a), 4.00% - 5.50%, due
               4/15/2034-7/15/2051; $138 of Government
               National Mortgage Assn. II(a), 2.63%, due
               8/20/2025-8/20/2030; market value $37,227) (cost: $36,497)             36,497
                                                                                    --------

            TOTAL INVESTMENTS (COST: $590,382)                                      $625,122
                                                                                    ========

----------------------------------------------------------------------------------------------
($ IN 000s)                                          VALUATION HIERARCHY
----------------------------------------------------------------------------------------------
                                      (LEVEL 1)          (LEVEL 2)     (LEVEL 3)
                                  QUOTED PRICES  OTHER SIGNIFICANT   SIGNIFICANT
                              IN ACTIVE MARKETS         OBSERVABLE  UNOBSERVABLE
ASSETS                     FOR IDENTICAL ASSETS             INPUTS        INPUTS         TOTAL
----------------------------------------------------------------------------------------------
U.S. Government Agency Issues                $-           $588,625            $-      $588,625
Money Market Instruments:
  Repurchase Agreements                       -             36,497             -        36,497
----------------------------------------------------------------------------------------------
Total                                        $-           $625,122            $-      $625,122
----------------------------------------------------------------------------------------------

For the period ended November 30, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

20  | USAA GNMA TRUST

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    FDIC TLGP  The FDIC Temporary Liquidity Guarantee Program provides a guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.

o   SPECIFIC NOTES

    (a) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  21

================================================================================

        authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.

    (b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2010.

See accompanying notes to financial statements.

================================================================================

22  | USAA GNMA TRUST

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $590,382)         $625,122
  Cash                                                                         1
  Receivables:
    Capital shares sold                                                      448
    USAA Investment Management Company (Note 6C)                               5
    Interest                                                               2,279
                                                                        --------
       Total assets                                                      627,855
                                                                        --------
LIABILITIES
  Payables:
    Capital shares redeemed                                                  217
    Dividends on capital shares                                              233
  Accrued management fees                                                     41
  Accrued transfer agent's fees                                               13
  Other accrued expenses and payables                                         47
                                                                        --------
       Total liabilities                                                     551
                                                                        --------
         Net assets applicable to capital shares outstanding            $627,304
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $612,355
  Accumulated undistributed net investment income                             11
  Accumulated net realized loss on investments                           (19,802)
  Net unrealized appreciation of investments                              34,740
                                                                        --------
         Net assets applicable to capital shares outstanding            $627,304
                                                                        ========
  Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $622,313/60,692 shares outstanding)   $  10.25
                                                                        ========
       Adviser Shares (net assets of $4,991/487 shares outstanding)     $  10.25
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                       $12,917
                                                                         -------
EXPENSES
   Management fees                                                           251
   Administration and servicing fees:
       Fund Shares                                                           466
       Adviser Shares*                                                         2
   Transfer agent's fees:
       Fund Shares                                                           426
   Distribution and Service fees (Note 6E):
       Adviser Shares*                                                         3
   Custody and accounting fees:
       Fund Shares                                                            30
   Postage:
       Fund Shares                                                            21
   Shareholder reporting fees:
       Fund Shares                                                            13
   Trustees' fees                                                              5
   Registration fees:
       Fund Shares                                                            22
       Adviser Shares*                                                         9
   Professional fees                                                          41
   Other                                                                      11
                                                                         -------
           Total expenses                                                  1,300
   Expenses reimbursed:
       Adviser Shares*                                                        (5)
                                                                         -------
           Net expenses                                                    1,295
                                                                         -------
NET INVESTMENT INCOME                                                     11,622
                                                                         -------
NET UNREALIZED GAIN ON INVESTMENTS
   Change in net unrealized appreciation/depreciation                      3,975
                                                                         -------
   Increase in net assets resulting from operations                      $15,597
                                                                         =======

*Adviser Shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

24  | USAA GNMA TRUST

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2010 (unaudited), and year ended
May 31, 2010

--------------------------------------------------------------------------------

                                                               11/30/2010       5/31/2010
-----------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                          $ 11,622        $ 22,430
  Net realized gain on investments                                      -             284
  Change in net unrealized appreciation/depreciation of
     investments                                                    3,975          12,312
                                                                 ------------------------
     Increase in net assets resulting from operations              15,597          35,026
                                                                 ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
     Fund Shares                                                  (11,566)        (22,430)
     Adviser Shares*                                                  (45)              -
                                                                 ------------------------
        Total distributions of net investment income              (11,611)        (22,430)
                                                                 ------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                       8,399          33,070
  Adviser Shares*                                                   5,000               -
                                                                 ------------------------
        Total increase in net assets from capital
           share transactions                                      13,399          33,070
                                                                 ------------------------
  Net increase in net assets                                       17,385          45,666

NET ASSETS
  Beginning of period                                             609,919         564,253
                                                                 ------------------------
  End of period                                                  $627,304        $609,919
                                                                 ========================
Accumulated undistributed net investment income:
  End of period                                                  $     11        $      -
                                                                 ========================

*Adviser Shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA GNMA Trust (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide a high level of current income consistent with preservation of principal.

The Fund has two classes of shares: GNMA Trust Shares (Fund Shares) and, effective August 1, 2010, GNMA Trust Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

26  | USAA GNMA TRUST

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    3. Repurchase agreements are valued at cost, which approximates market value.

    4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

       broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all U.S. Government Agency Issues, which are valued based on methods discussed in Note 1A1, and repurchase agreements valued at cost, which approximates fair value.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

================================================================================

28  | USAA GNMA TRUST

================================================================================

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2010, custodian and other bank credits reduced the Fund's expenses by less than $500.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2010, the Fund paid CAPCO facility fees of $1,000, which represents 1.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2010.

================================================================================

30  | USAA GNMA TRUST

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2011, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2010, the Fund had capital loss carryovers of $19,802,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2012 and 2015, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

             CAPITAL LOSS CARRYOVERS
-------------------------------------------------
EXPIRES                                 BALANCE
-------                               -----------
 2012                                 $ 9,577,000
 2013                                   4,814,000
 2014                                   3,887,000
 2015                                   1,524,000
                                      -----------
                            Total     $19,802,000
                                      ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended November 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended May 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2010, were $75,541,000 and $58,450,000, respectively.

As of November 30, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2010, were $35,016,000 and $276,000, respectively, resulting in net unrealized appreciation of $34,740,000.

(5) CAPITAL SHARE TRANSACTIONS

At November 30, 2010, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions were as follows, in thousands:

                                  SIX-MONTH PERIOD ENDED          YEAR ENDED
                                        11/30/2010                 5/31/2010
--------------------------------------------------------------------------------
                                   SHARES      AMOUNT     SHARES         AMOUNT
                                  ----------------------------------------------
FUND SHARES:
Shares sold                         7,302    $ 74,925     18,029      $ 181,320
Shares issued from reinvested
 dividends                            994      10,206      1,947         19,609
Shares redeemed                    (7,476)    (76,732)   (16,690)      (167,859)
                                  ----------------------------------------------
Net increase from capital
 share transactions                   820    $  8,399      3,286      $  33,070
                                  ==============================================
ADVISER SHARES
 (INITIATED ON AUGUST 1, 2010):
Shares sold                           487    $  5,000          -      $       -
Shares issued from reinvested
 dividends                              -           -          -              -
Shares redeemed                        (-)         (-)        (-)            (-)
                                  ----------------------------------------------
Net increase from capital
 share transactions                   487    $  5,000          -      $       -
                                  ==============================================

================================================================================

32  | USAA GNMA TRUST

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of its average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper GNMA Funds Index over the performance period. The Lipper GNMA Funds Index tracks the total return performance of the 10 largest funds in the Lipper GNMA Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

    (1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    whenever the class outperforms the Lipper GNMA Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended November 30, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $251,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $(139,000) and less than $(500), respectively. For the Fund Shares and Adviser Shares, the performance adjustments were (0.05)% and less than (0.01)%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended November 30, 2010, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $466,000 and $2,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2010, the Fund reimbursed the Manager $10,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2011, to make payments or waive management, administration, and other fees to limit the expenses of the Adviser Shares of the Fund so that the total annual operating expenses (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90% of the Adviser Shares' average daily net assets. This arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2011.

================================================================================

34  | USAA GNMA TRUST

================================================================================

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Each class also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2010, the Fund Shares and Advisor Shares incurred transfer agent's fees, paid or payable to SAS, of $426,000 and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended November 30, 2010, the Adviser Shares incurred distribution and service (12b-1) fees of $3,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At November 30, 2010, USAA and its affiliates owned 487,000 shares, which represent 100% of the Adviser Shares and 0.8% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                   SIX-MONTH
                                                  PERIOD ENDED
                                                  NOVEMBER 30,                       YEAR ENDED MAY 31,
                                                  ---------------------------------------------------------------------
                                                      2010         2010         2009       2008       2007         2006
                                                  ---------------------------------------------------------------------
Net asset value at beginning of period            $  10.19     $   9.97     $   9.64   $   9.45   $   9.32     $   9.76
                                                  ---------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                               .19          .38          .43        .45        .44          .48
   Net realized and unrealized gain (loss)             .06          .22          .33        .19        .13         (.44)
                                                  ---------------------------------------------------------------------
Total from investment operations                       .25          .60          .76        .64        .57          .04
                                                  ---------------------------------------------------------------------
Less distributions from:
   Net investment income                              (.19)        (.38)        (.43)      (.45)      (.44)        (.48)
                                                  ---------------------------------------------------------------------
Net asset value at end of period                  $  10.25     $  10.19     $   9.97   $   9.64   $   9.45     $   9.32
                                                  =====================================================================
Total return (%)*                                     2.48         6.15(d)      8.05       6.94       6.25(a)       .40
Net assets at end of period (000)                 $622,313     $609,919     $564,253   $513,665   $504,626     $521,176
Ratios to average net assets:**
   Expenses (%)(b)                                     .41(c)       .43(d)       .55        .51        .52(a)       .49
   Net investment income (%)                          3.73(c)      3.79         4.38       4.74       4.69         4.46
Portfolio turnover (%)                                  10           27           20         11         14           26

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended November 30, 2010, average net assets were
    $619,618,000.
(a) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) During the year ended May 31, 2010, SAS reimbursed the Fund Shares $31,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.

================================================================================

36  | USAA GNMA TRUST

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                           SIX-MONTH
                                                          PERIOD ENDED
                                                          NOVEMBER 30,
                                                             2010***
                                                          ------------
Net asset value at beginning of period                       $10.30
                                                             ------
Income (loss) from investment operations:
   Net investment income                                        .11
   Net realized and unrealized loss                            (.05)
                                                             ------
Total from investment operations                                .06
                                                             ------
Less distributions from:
   Net investment income                                       (.11)
                                                             ------
Net asset value at end of period                             $10.25
                                                             ======
Total return (%)*                                              0.57
Net assets at end of period (000)                            $4,991
Ratios to average net assets:**
   Expenses (%)(a),(b)                                          .90
   Expenses, excluding reimbursements (%)(a),(b)               1.23
   Net investment income (%)(b)                                3.20
Portfolio turnover (%)                                           10

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the period ended November 30, 2010, average net assets were $4,230,000. *** Adviser shares were initiated on August 1, 2010.
(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

EXPENSE EXAMPLE

November 30, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2010, through November 30, 2010, for the Fund Shares and for the period of August 1, 2010, through November 30, 2010, for the Adviser Shares.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account

================================================================================

38  | USAA GNMA TRUST

================================================================================

values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                         EXPENSES PAID
                                   BEGINNING           ENDING           DURING PERIOD**
                                 ACCOUNT VALUE      ACCOUNT VALUE       JUNE 1, 2010* -
                                 JUNE 1, 2010*    NOVEMBER 30, 2010    NOVEMBER 30, 2010
                                 -------------------------------------------------------
FUND SHARES
Actual                             $1,000.00          $1,024.80              $2.08

Hypothetical
 (5% return before expenses)        1,000.00           1,023.01               2.08

ADVISER SHARES*
Actual                              1,000.00           1,005.70               2.97

Hypothetical
 (5% return before expenses)        1,000.00           1,013.48               2.98

 *For Adviser Shares the beginning of the period was the initiation date of
  August 1, 2010.
**Expenses are equal to the Fund's annualized expense ratio of 0.41% for Fund
  Shares and 0.90% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days for Fund Shares (to reflect the one-half-year period) or 120/365 for Adviser Shares (to reflect the number of days expenses were accrued). The Fund's ending account value on the first line in the table are based on its actual total return of 2.48% for Fund Shares and 0.57% for Adviser Shares for the period of June 1, 2010, through November 30, 2010, for the Fund Shares and August 1, 2010, through November 30, 2010, for the Adviser Shares.

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.



================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23414-0111                                (C)2011, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2010

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    01/26/2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01/26/2011
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01/26/2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.